VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—7.9%
U.S. Treasury Notes
1.625%, 2/15/26	$ 103,670	$ 102,041
4.625%, 6/30/26	74,690	75,128
4.375%, 8/15/26	61,245	61,510
3.875%, 5/31/27	75,435	75,612
2.750%, 5/31/29	54,220	52,284
Total U.S. Government Securities (Identified Cost $364,580)		366,575

Foreign Government Securities—4.2%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	5,032	5,068
144A 8.625%, 2/4/30(1)	1,318	1,332
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	1,584	219
RegS 7.750%, 10/13/19(2)(3)	4,851	728
Bolivia Government RegS 4.500%, 3/20/28(3)	700	486
Dominican Republic
144A 5.500%, 2/22/29(1)	2,312	2,302
144A 4.500%, 1/30/30(1)	1,898	1,803
144A 6.950%, 3/15/37(1)	1,361	1,388
Federal Republic of Ethiopia
144A 6.625%, 12/11/25(1)(2)	2,224	2,046
RegS 6.625%, 12/11/25(2)(3)	1,003	923
Federative Republic of Brazil
3.875%, 6/12/30	2,264	2,137
6.000%, 10/20/33	3,720	3,688
Honduras Government 144A 8.625%, 11/27/34(1)	2,700	2,825
Hungary Government International Bond
144A 6.125%, 5/22/28(1)	6,522	6,720
RegS 2.125%, 9/22/31(3)	3,009	2,495
Kingdom of Bahrain 144A 6.750%, 9/20/29(1)	4,350	4,423
Kingdom of Jordan 144A 7.500%, 1/13/29(1)	1,025	1,046
Republic of Angola
144A 8.250%, 5/9/28(1)	2,812	2,655
144A 8.000%, 11/26/29(1)	2,264	2,049
Republic of Argentina 0.750%, 7/9/30(4)	13,948	11,055
Republic of Armenia 144A 3.950%, 9/26/29(1)	1,226	1,120
	Par Value	Value

Foreign Government Securities—continued
Republic of Cameroon RegS 9.500%, 7/31/31(3)	$ 4,018	$ 3,731
Republic of Colombia
3.000%, 1/30/30	3,902	3,367
7.375%, 4/25/30(5)	3,891	4,025
8.000%, 11/14/35	604	608
7.750%, 11/7/36	1,106	1,083
Republic of Ecuador RegS 6.900%, 7/31/30(3)(4)	5,213	4,520
Republic of El Salvador
144A 8.625%, 2/28/29(1)	3,145	3,280
RegS 9.250%, 4/17/30(3)	2,158	2,290
Republic of Gabon
144A 6.625%, 2/6/31(1)	2,318	1,838
RegS 9.500%, 2/18/29(3)	2,927	2,672
Republic of Ghana 144A 5.000%, 7/3/29(1)(4)	2,991	2,793
Republic of Guatemala 144A 5.250%, 8/10/29(1)	1,127	1,118
Republic of Ivory Coast
144A 7.625%, 1/30/33(1)	288	284
144A 8.075%, 4/1/36(1)	4,502	4,334
Republic of Kenya 144A 9.750%, 2/16/31(1)	2,310	2,342
Republic of Mozambique 144A 9.000%, 9/15/31(1)(4)	704	579
Republic of Nigeria
144A 9.625%, 6/9/31(1)	2,235	2,335
144A 10.375%, 12/9/34(1)	3,444	3,620
Republic of Panama 3.875%, 3/17/28	2,874	2,788
Republic of Peru
2.783%, 1/23/31	6,204	5,569
5.375%, 2/8/35	2,270	2,266
Republic of Philippines 4.375%, 3/5/30(5)	6,185	6,185
Republic of Poland
4.625%, 3/18/29	3,242	3,287
4.875%, 2/12/30	2,000	2,034
5.375%, 2/12/35	1,888	1,924
Republic of Senegal RegS 7.750%, 6/10/31(3)	2,745	2,017
Republic of Serbia 144A 6.250%, 5/26/28(1)(5)	2,468	2,548
Republic of South Africa 5.875%, 6/22/30	2,621	2,611
Republic of Sri Lanka
144A 4.000%, 4/15/28(1)	292	274
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
144A 3.100%, 1/15/30(1)(4)	$ 599	$ 533
144A 3.350%, 3/15/33(1)(4)	614	496
144A 3.600%, 6/15/35(1)(4)	414	283
144A 3.600%, 2/15/38(1)(4)	576	469
Republic of Turkiye
9.125%, 7/13/30	4,691	5,191
7.125%, 2/12/32	2,003	2,003
7.250%, 5/29/32	3,426	3,440
Republic of Zambia 144A 0.500%, 12/31/53(1)	2,384	1,615
Republica Orient Uruguay 4.375%, 1/23/31	5,700	5,694
Romania Government International Bond 144A 5.875%, 1/30/29(1)	5,079	5,104
Saudi International Bond
144A 4.750%, 1/18/28(1)	2,008	2,020
144A 5.375%, 1/13/31(1)	3,616	3,739
144A 5.625%, 1/13/35(1)	2,237	2,329
State of Qatar 144A 3.750%, 4/16/30(1)	6,553	6,405
Trinidad & Tobago Government International Bond
144A 4.500%, 8/4/26(1)(5)	1,107	1,093
144A 5.950%, 1/14/31(1)	655	650
RegS 5.950%, 1/14/31(3)	2,134	2,118
Ukraine Government Bond
144A 1.750%, 2/1/35(1)(4)	1,890	960
144A 1.750%, 2/1/36(1)(4)	1,266	628
RegS 1.750%, 2/1/35(3)(4)	1,992	1,012
RegS 0.000%, 2/1/36(3)(4)	2,420	1,131
United Mexican States
6.000%, 5/13/30	2,993	3,106
5.850%, 7/2/32	4,386	4,436
Uzbekistan International Bond 144A 7.850%, 10/12/28(1)	6,350	6,764
Total Foreign Government Securities (Identified Cost $191,489)		194,049

Mortgage-Backed Securities—24.5%
Agency—4.0%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	29,612	30,455
	Par Value	Value

Agency—continued
Pool #SD3238 5.500%, 12/1/52	$ 2,457	$ 2,463
Pool #SD8350 6.000%, 8/1/53	8,967	9,127
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	6	6
Pool #725762 6.000%, 8/1/34	33	34
Pool #773385 5.500%, 5/1/34	42	43
Pool #800267 5.500%, 12/1/34	11	11
Pool #806318 5.500%, 11/1/34	95	97
Pool #808018 5.500%, 1/1/35	58	59
Pool #889578 6.000%, 4/1/38	24	25
Pool #890710 3.000%, 2/1/31	1,556	1,520
Pool #941322 6.000%, 7/1/37	4	4
Pool #AC6992 5.000%, 12/1/39	724	733
Pool #AD3841 4.500%, 4/1/40	780	778
Pool #AD4224 5.000%, 8/1/40	949	961
Pool #AD6058 4.000%, 8/1/25	3	3
Pool #AE4799 4.000%, 10/1/40	10	10
Pool #AH4009 4.000%, 3/1/41	1,110	1,072
Pool #AI2472 4.500%, 5/1/41	695	692
Pool #AO5149 3.000%, 6/1/27	46	45
Pool #AS6515 4.000%, 1/1/46	1,504	1,427
Pool #FS4438 5.000%, 11/1/52	10,753	10,589
Pool #FS8479 5.500%, 8/1/53	22,275	22,313
Pool #FS8791 6.000%, 8/1/54	9,859	10,049
Pool #MA4785 5.000%, 10/1/52	9,672	9,526
Pool #MA4805 4.500%, 11/1/52	20,578	19,723
Pool #MA5072 5.500%, 7/1/53	25,947	25,982
Pool #MA5139 6.000%, 9/1/53	37,849	38,521

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	$ 3	$ 3
		186,271

Non-Agency—20.5%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(6)	12,483	12,589
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(6)	6,235	6,272
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(1)(6)	7,207	7,230
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(6)	11,463	10,996
2021-A, A1 144A 1.065%, 9/25/65(1)(6)	6,168	5,481
2022-B, A1 144A 3.500%, 3/27/62(1)(6)	12,388	11,951
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 6.043%, 6/15/40(1)(6)	13,775	13,848
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,676
2021-SFR2, C 144A 1.877%, 8/17/38(1)	4,535	4,358
2021-SFR3, D 144A 2.177%, 10/17/38(1)	6,675	6,413
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(6)	2,047	1,943
2021-3, A2 144A 1.305%, 5/25/66(1)(6)	1,461	1,251
2021-5, A1 144A 0.951%, 7/25/66(1)(6)	5,132	4,442
2021-8, A1 144A 1.820%, 11/25/66(1)(6)	7,991	7,100
2022-5, A1 144A 4.500%, 5/25/67(1)(6)	5,403	5,337
2023-1, A1 144A 4.750%, 9/26/67(1)(6)	3,438	3,411
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(6)	3,407	3,324
2019-2, A1 144A 3.347%, 4/25/49(1)(6)	2,009	1,945
2022-1, A1B 144A 3.269%, 12/25/56(1)(6)	4,252	3,935
Banc of America Funding Trust 2004-D, 5A1 4.991%, 1/25/35(6)	580	570
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.231%, 3/15/37(1)(6)	10,930	10,331
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	4,235	4,333
	Par Value	Value

Non-Agency—continued
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(6)	$ 787	$ 768
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.273%, 2/15/39(1)(6)	7,987	7,967
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.703%, 3/15/41(1)(6)	6,636	6,642
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	1,665	1,552
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,354	5,047
2019-OC11, D 144A 4.075%, 12/9/41(1)(6)	7,699	7,197
2022-CLS, A 144A 5.760%, 10/13/27(1)	17,112	17,321
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.855%, 3/15/30(1)(6)	1,000	991
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.932%, 9/15/38(1)(6)	6,645	6,653
Chase Home Lending Mortgage Trust 2023-RPL1, A1 144A 3.500%, 6/25/62(1)(6)	7,792	7,154
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(6)	3,193	2,938
2016-SH2, M2 144A 3.750%, 12/25/45(1)(6)	4,881	4,527
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(6)	4,058	3,860
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(1)(6)	1,880	1,727
2018-RP1, A1 144A 3.000%, 9/25/64(1)(6)	1,508	1,479
2019-RP1, A1 144A 3.500%, 1/25/66(1)(6)	2,778	2,711
2025-INV1, A2 144A 6.000%, 1/25/55(1)(6)	7,432	7,498
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(6)	10,650	10,412
2022-4, A1 144A 4.301%, 3/25/67(1)(6)	5,825	5,805
2022-5, A1 144A 4.550%, 4/25/67(1)(6)	12,572	12,598
2023-3, A1 144A 7.180%, 9/25/68(1)(6)	6,568	6,665
2023-4, A1 144A 7.163%, 10/25/68(1)(6)	1,348	1,369
2024-5, A1 144A 5.123%, 8/25/69(1)(6)	9,490	9,453

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	$ 13,465	$ 13,447
2015-CR24, AM 4.028%, 8/10/48(6)	7,481	7,469
COOPR Residential Mortgage Trust
2025-CES1, A1A 144A 5.654%, 5/25/60(1)(6)	5,855	5,910
2025-CES2, A1A 144A 5.502%, 6/25/60(1)(6)	6,400	6,432
CoreVest American Finance Trust
2020-3, A 144A 1.358%, 8/15/53(1)	1,375	1,350
2022-1, A 144A 4.744%, 6/17/55(1)(6)	5,450	5,462
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(6)	10,218	9,955
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(6)	1,695	1,607
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(6)	9,011	8,123
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(1)(6)	5,010	4,396
2022-1, A1 144A 2.205%, 1/25/67(1)(6)	4,843	4,438
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(6)	9,040	9,066
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(6)	726	689
2020-2, A1 144A 1.178%, 10/25/65(1)(6)	3,392	3,176
2021-1, A2 144A 1.003%, 2/25/66(1)(6)	773	665
2022-1, A1 144A 2.206%, 1/25/67(1)(6)	4,161	3,606
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(1)(6)	10,220	10,321
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	7,260	7,000
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(6)	495	451
2019-2, A52 144A 3.500%, 6/25/59(1)(6)	2,669	2,426
GCAT Trust 2023-NQM2, A1 144A 5.837%, 11/25/67(1)(6)	9,575	9,555
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(6)	2,630	2,401
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(6)	7,118	7,145
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(1)(6)	4,620	4,763
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(6)	8,355	8,319
	Par Value	Value

Non-Agency—continued
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.446%, 1/25/63(1)(6)	$ 7,504	$ 7,307
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(6)	543	510
2014-5, B1 144A 2.622%, 10/25/29(1)(6)	1,882	1,790
2014-5, B2 144A 2.622%, 10/25/29(1)(6)	886	838
2015-1, AM1 144A 5.665%, 12/25/44(1)(6)	491	483
2015-5, A2 144A 5.925%, 5/25/45(1)(6)	595	594
2017-3, 2A2 144A 2.500%, 8/25/47(1)(6)	1,281	1,126
2017-5, A1 144A 4.921%, 10/26/48(1)(6)	708	715
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.184%, 4/25/46(1)(6)	3,939	3,873
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(6)	7,370	7,412
2025-CES1, A1 144A 5.666%, 5/25/55(1)(6)	9,441	9,487
2025-CES2, A1 144A 5.592%, 6/25/55(1)(6)	9,535	9,587
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(6)	8,717	8,749
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(1)(6)	5,775	5,823
MetLife Securitization Trust
2017-1A, M1 144A 3.420%, 4/25/55(1)(6)	7,930	7,111
2018-1A, A 144A 3.750%, 3/25/57(1)(6)	11,799	11,453
2019-1A, A1A 144A 3.750%, 4/25/58(1)(6)	2,862	2,814
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(6)	7,424	7,366
2022-INV2, A1 144A 4.950%, 7/25/57(1)(6)	2,421	2,409
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(6)	3,069	3,002
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(6)	9,118	9,087
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(6)	1,036	974
2021-INV1, A1 144A 0.852%, 1/25/56(1)(6)	470	453
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(6)	2,695	2,654
2019-1, M2 144A 3.500%, 10/25/69(1)(6)	12,131	11,100
2019-GS2, A1 144A 2.750%, 8/25/59(1)(6)	1,294	1,251

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(6)	$ 2,374	$ 2,266
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	12,180	12,676
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.962%, 6/25/44(1)(6)	975	976
2024-INV4, A1 144A 6.000%, 9/25/54(1)(6)	4,992	5,028
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(6)	2,581	2,505
2015-2A, A1 144A 3.750%, 8/25/55(1)(6)	2,189	2,124
2016-3A, A1 144A 3.750%, 9/25/56(1)(6)	1,453	1,399
2016-4A, A1 144A 3.750%, 11/25/56(1)(6)	1,778	1,704
2017-2A, A3 144A 4.000%, 3/25/57(1)(6)	7,189	6,948
2018-2A, A1 144A 4.500%, 2/25/58(1)(6)	3,849	3,797
2018-3A, A1 144A 4.500%, 5/25/58(1)(6)	1,828	1,789
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(6)	1,913	1,822
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(6)	5,276	5,286
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(6)	2,748	2,646
2016-2A, A1 144A 3.750%, 11/26/35(1)(6)	2,680	2,594
2018-1A, A1A 144A 4.000%, 12/25/57(1)(6)	5,081	4,954
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(6)	8,231	7,164
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(1)	3,120	2,924
2024-CP1, A1 144A 3.750%, 2/25/68(1)(6)	3,395	3,138
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(6)	3,283	2,937
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(6)	6,995	7,051
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(6)	2,975	2,997
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(6)	3,151	3,203
2024-HYB1, A1 144A 3.646%, 3/25/53(1)(6)	6,061	5,970
2024-HYB2, A1 144A 3.677%, 4/25/53(1)(6)	8,240	8,225
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(6)	3,919	3,933
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(6)	6,958	7,013
	Par Value	Value

Non-Agency—continued
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(6)	$ 7,804	$ 7,872
2025-NQM4, A1 144A 5.400%, 2/25/55(1)(6)	9,830	9,834
2025-NQM6, A1 144A 5.603%, 3/25/65(1)(6)	8,560	8,594
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.084%, 6/25/57(1)(6)	1,351	1,325
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(6)	1,449	1,443
PMT Loan Trust 2024-INV2, A1 144A 6.000%, 12/25/59(1)(6)	4,510	4,545
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(6)	10,900	10,935
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(6)	7,454	7,362
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	10,931
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,433
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(6)	5,728	5,746
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(6)	2,885	2,821
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(6)	3,097	2,684
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(6)	10,346	10,402
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(6)	5,241	5,295
2024-CES8, A1A 144A 5.490%, 11/25/44(1)(6)	3,372	3,378
2024-CES9, A1A 144A 5.582%, 12/25/44(1)(6)	6,985	7,015
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(6)	260	257
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(6)	2,130	2,170
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	2,735	2,798
2024-CNTR, C 144A 6.471%, 11/13/41(1)	7,605	7,877
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(6)	970	943
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(1)(6)	14,281	11,818
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(6)	354	338
2021-3, A1 144A 1.127%, 6/25/56(1)(6)	6,983	6,114
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(6)	11,329	11,523

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2015-6, B2 144A 3.798%, 4/25/55(1)(6)	$ 9,529	$ 8,927
2016-4, B1 144A 3.989%, 7/25/56(1)(6)	8,095	7,839
2017-1, M1 144A 3.750%, 10/25/56(1)(6)	9,647	9,458
2018-2, A2 144A 3.500%, 3/25/58(1)(6)	12,525	12,183
2018-6, A1A 144A 3.750%, 3/25/58(1)(6)	1,136	1,124
2018-6, A1B 144A 3.750%, 3/25/58(1)(6)	1,705	1,646
2019-2, A2 144A 3.750%, 12/25/58(1)(6)	925	835
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.034%, 5/25/58(1)(6)	4,045	4,060
2020-MH1, A2 144A 2.500%, 2/25/60(1)(6)	12,111	11,550
2021-1, A2 144A 2.750%, 11/25/61(1)(6)	12,970	10,945
2024-1, A1 144A 4.824%, 3/25/64(1)(6)	13,271	13,478
2017-6, A2 144A 3.000%, 10/25/57(1)(6)	11,390	10,873
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	4,929
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	6,490	6,318
Verus Securitization Trust
2021-2, A1 144A 1.031%, 2/25/66(1)(6)	3,385	3,004
2022-4, A1 144A 4.474%, 4/25/67(1)(6)	10,186	10,198
2022-5, A1 144A 3.800%, 4/25/67(1)(6)	14,437	13,982
2022-6, A1 144A 4.910%, 6/25/67(1)(6)	2,518	2,505
2022-7, A1 144A 5.152%, 7/25/67(1)(6)	9,412	9,474
2023-1, A1 144A 5.850%, 12/25/67(1)(6)	3,683	3,678
2023-8, A1 144A 6.259%, 12/25/68(1)(6)	6,523	6,580
2024-3, A1 144A 6.338%, 4/25/69(1)(6)	1,099	1,111
2020-1, A1 144A 3.417%, 1/25/60(1)(6)	1,794	1,760
2020-4, A1 144A 2.502%, 5/25/65(1)(6)	1,639	1,604
2021-R1, A1 144A 0.820%, 10/25/63(1)(6)	1,758	1,698
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(6)	666	657
2021-1R, A1 144A 1.280%, 5/25/56(1)	4,245	3,934
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(6)	$ 2,102	$ 1,786
		942,868

Total Mortgage-Backed Securities (Identified Cost $1,147,882)		1,129,139

Asset-Backed Securities—27.5%
Automobiles—12.3%
ACM Auto Trust
2024-2A, A 144A 6.060%, 2/20/29(1)	2,309	2,315
2025-1A, A 144A 5.380%, 6/20/29(1)	2,126	2,127
2025-2A, A 144A 5.550%, 6/20/28(1)	6,058	6,066
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(1)	12,490	12,459
2024-1, C 144A 5.630%, 1/14/30(1)	7,935	7,961
2024-4, C 144A 4.910%, 8/12/31(1)	8,335	8,354
2025-1, C 144A 5.090%, 8/12/31(1)	13,835	13,962
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(1)	4,360	4,361
Arivo Acceptance Auto Loan Receivables Trust
2022-1A, B 144A 4.770%, 6/15/28(1)	6,200	6,183
2022-2A, A 144A 6.900%, 1/16/29(1)	2,468	2,491
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,205	9,099
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,816
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	11,500	11,236
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(1)	3,815	3,687
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	6,383	6,433
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(1)	4,650	4,664
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(1)	3,500	3,523
(AESOP) 2023-3A, D 144A 7.320%, 2/20/28(1)	4,000	4,034
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(1)	8,050	8,260
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	695	698

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	$ 9,650	$ 9,691
2025-2, D 5.620%, 3/17/31	8,170	8,265
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	2,250	2,225
2021-N2, C 1.070%, 3/10/28	797	772
2021-N3, D 1.580%, 6/12/28	2,044	1,976
2021-P3, B 1.420%, 8/10/27	7,355	7,073
2022-N1, C 144A 3.320%, 12/11/28(1)	552	543
2022-N1, D 144A 4.130%, 12/11/28(1)	3,943	3,903
2023-N1, C 144A 5.920%, 7/10/29(1)	3,044	3,069
2023-N4, C 144A 6.590%, 2/11/30(1)	4,970	5,120
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	742	741
Consumer Portfolio Services Auto Trust
2025-A, C 144A 5.250%, 4/15/31(1)	7,074	7,153
2025-B, C 144A 5.120%, 7/15/31(1)	5,305	5,342
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	3,549	3,617
2024-A, C 144A 5.740%, 4/15/30(1)	2,455	2,476
2024-C, C 144A 5.760%, 10/15/30(1)	6,810	6,899
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(1)	1,831	1,837
2024-1A, A 144A 5.680%, 3/15/34(1)	8,404	8,505
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,759
DT Auto Owner Trust
2022-2A, D 144A 5.460%, 3/15/28(1)	7,500	7,510
2023-1A, D 144A 6.440%, 11/15/28(1)	1,741	1,772
Exeter Automobile Receivables Trust
2022-3A, C 5.300%, 9/15/27	4,057	4,062
2023-2A, B 5.610%, 9/15/27	1,260	1,261
2023-3A, D 6.680%, 4/16/29	3,723	3,801
2023-5A, B 6.580%, 4/17/28	4,537	4,562
	Par Value	Value

Automobiles—continued
2024-2A, C 5.740%, 5/15/29	$ 10,237	$ 10,353
2024-5A, B 4.480%, 4/16/29	3,505	3,501
2025-3A, D 5.570%, 10/15/31	8,460	8,600
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(1)	3,026	3,057
FHF Trust
2022-1A, B 144A 5.390%, 5/15/28(1)	5,260	5,260
2022-2A, B 144A 6.570%, 1/16/29(1)	8,847	8,920
2023-1A, A2 144A 6.570%, 6/15/28(1)	867	874
First Investors Auto Owner Trust
2021-2A, C 144A 1.470%, 11/15/27(1)	5,490	5,418
2022-1A, C 144A 3.130%, 5/15/28(1)	5,745	5,702
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(1)	3,460	3,477
2024-1, B 144A 5.630%, 4/16/29(1)	6,139	6,227
2024-1, C 144A 5.790%, 2/15/30(1)	5,600	5,705
2024-3, B 144A 5.350%, 7/16/29(1)	1,900	1,917
2024-3, C 144A 5.410%, 9/16/30(1)	5,690	5,745
Foursight Capital Automobile Receivables Trust
2023-1, A3 144A 5.390%, 12/15/27(1)	42	42
2023-2, A2 144A 5.990%, 5/15/28(1)	1,746	1,754
2024-1, C 144A 5.770%, 11/15/29(1)	5,000	5,089
GLS Auto Receivables Issuer Trust
2020-3A, E 144A 4.310%, 7/15/27(1)	1,943	1,943
2021-3A, E 144A 3.200%, 10/16/28(1)	13,050	12,786
2022-2A, C 144A 5.300%, 4/17/28(1)	781	782
2022-2A, D 144A 6.150%, 4/17/28(1)	5,000	5,044
2024-2A, C 144A 6.030%, 2/15/30(1)	5,445	5,545
2024-3A, C 144A 5.210%, 2/18/31(1)	5,700	5,760
2025-1A, D 144A 5.610%, 11/15/30(1)	2,500	2,542
2025-2A, D 144A 5.590%, 1/15/31(1)	4,000	4,068
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	4,400	4,504

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2023-2A, A3 144A 6.380%, 2/15/29(1)	$ 1,725	$ 1,764
2024-2A, A2 144A 5.580%, 6/17/30(1)	4,211	4,251
2024-3A, B 144A 5.640%, 8/15/30(1)	1,660	1,707
2024-3A, C 144A 5.920%, 8/15/30(1)	3,483	3,591
2025-1A, A2 144A 4.710%, 4/15/30(1)	5,950	5,963
2025-1A, B 144A 5.040%, 2/15/31(1)	1,425	1,446
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	216	216
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	3,493	3,552
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,705	2,693
2022-1A, A 144A 5.210%, 6/15/27(1)	1,618	1,619
2023-1A, D 144A 7.300%, 6/17/30(1)	2,570	2,628
2023-3A, D 144A 6.920%, 12/16/30(1)	3,000	3,119
2024-3A, C 144A 4.930%, 3/15/30(1)	6,065	6,090
2025-1A, C 144A 5.110%, 7/15/30(1)	3,130	3,173
2025-1A, D 144A 5.520%, 5/17/32(1)	3,000	3,040
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27	6,298	6,293
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(1)	2,991	3,041
2024-1A, A2 144A 6.190%, 8/15/29(1)	2,502	2,522
2024-2A, A2 144A 5.990%, 5/15/29(1)	4,514	4,552
2024-3A, A2 144A 4.970%, 10/15/29(1)	3,760	3,764
2025-1A, A2 144A 5.100%, 10/15/30(1)	6,701	6,723
2025-1A, B 144A 5.470%, 11/15/30(1)	4,750	4,849
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	1,858	1,861
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	5,374	5,418
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(1)	381	381
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	17,610	17,320
	Par Value	Value

Automobiles—continued
2022-1A, C 144A 5.310%, 6/14/29(1)	$ 7,485	$ 7,487
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(1)	2,589	2,556
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	5,770	5,809
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(1)	6,376	6,415
2024-2A, C 144A 4.730%, 10/15/29(1)	4,860	4,852
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(1)	3,225	3,242
2024-1A, C 144A 6.960%, 1/18/30(1)	3,770	3,822
2025-1A, A 144A 5.460%, 9/10/29(1)	2,676	2,676
2025-1A, C 144A 5.750%, 11/11/30(1)	6,710	6,739
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	1,321	1,321
Tricolor Auto Securitization Trust
2024-2A, C 144A 6.930%, 4/17/28(1)	3,355	3,396
2024-3A, C 144A 5.730%, 12/15/28(1)	2,890	2,898
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(1)	317	317
2023-1, D 144A 8.000%, 7/10/28(1)	7,750	7,794
2024-1, C 144A 7.060%, 10/10/29(1)	8,905	8,968
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	9,585	9,704
Veros Auto Receivables Trust
2023-1, B 144A 7.170%, 11/15/28(1)	10,000	10,076
2025-1, B 144A 5.540%, 7/16/29(1)	4,270	4,306
2025-1, C 144A 6.170%, 12/17/29(1)	3,505	3,552
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	2,503	2,490
2023-1A, C 144A 5.740%, 8/15/28(1)	1,415	1,424
2024-2A, B 144A 5.620%, 3/15/30(1)	11,590	11,707
		565,405

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.769%, 4/20/37(1)(6)	13,670	13,702

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Consumer Loans—1.2%
ACHV ABS Trust 2025-1PL, B 144A 5.040%, 4/26/32(1)	$ 4,408	$ 4,398
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	7,678	7,706
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(1)	470	471
2024-1A, B 144A 6.070%, 7/17/34(1)	6,680	6,736
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(1)	6,453	6,488
2025-1A, B 144A 5.050%, 7/14/38(1)	2,710	2,727
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(1)	8,494	8,297
2025-A, A 144A 5.010%, 2/8/33(1)	8,580	8,576
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	3,677	3,695
2024-1A, B 144A 6.290%, 2/18/31(1)	4,250	4,296
2025-1A, A 144A 4.960%, 8/16/32(1)	3,353	3,353
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	112	112
		56,855

Credit Card—0.4%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	9,530	9,614
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(1)	7,720	7,727
		17,341

Equipment—0.3%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(1)	3,750	3,745
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	8,256	8,252
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	2,707	2,720
		14,717

Other—12.9%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	2,500	2,500
2024-X2, A 144A 5.220%, 12/17/29(1)	593	594
2025-X1, A 144A 5.080%, 4/15/30(1)	2,004	2,006
	Par Value	Value

Other—continued
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(1)	$ 8,050	$ 8,154
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	1,110	1,121
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	11,135	11,296
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(1)	4,443	4,470
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	1,097	1,065
2019-A, C 144A 4.010%, 7/16/40(1)	9,977	9,746
2020-AA, B 144A 2.790%, 7/17/46(1)	1,722	1,637
2024-A, B 144A 5.060%, 4/18/50(1)	8,320	8,265
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(1)	5,796	5,674
2023-B, A 144A 6.920%, 12/17/36(1)	1,048	1,087
Blue Owl Asset Leasing Trust LLC 2024-1A, A2 144A 5.050%, 3/15/29(1)	5,956	5,966
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	9,365	9,547
Business Jet Securities LLC
2024-1A, A 144A 6.197%, 5/15/39(1)	10,315	10,537
2024-2A, A 144A 5.364%, 9/15/39(1)	2,594	2,600
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(1)	1,699	1,634
2022-A, B 144A 4.610%, 9/28/37(1)	1,349	1,336
2023-A, A 144A 5.770%, 11/15/38(1)	4,060	4,135
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(1)	10,611	10,759
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(1)	1,390	1,397
2024-1, B 144A 5.080%, 3/15/32(1)	3,085	3,133
2025-1, C 144A 4.890%, 10/14/32(1)	2,390	2,417
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	8,095	8,008
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	3,752	3,788
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	10,062	10,084
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	4,111	4,125

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
2023-2, B 144A 6.410%, 5/15/34(1)	$ 2,800	$ 2,848
2025-1, B 144A 4.980%, 8/15/35(1)	11,370	11,478
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(1)	572	569
2021-1A, B 144A 2.050%, 11/21/33(1)	256	255
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	6,121	6,310
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	11,455	10,022
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	10,562	10,914
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	4,843	4,571
2023-1A, A 144A 5.670%, 12/15/43(1)	2,226	2,276
2023-2A, A 144A 6.530%, 6/15/49(1)	6,136	6,395
2024-2A, A 144A 4.600%, 3/15/50(1)	2,989	2,974
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	3,454	3,172
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	4,600	4,383
GreenSky Home Improvement Issuer Trust 2024-2, A2 144A 5.250%, 10/27/59(1)	1,556	1,559
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	13,408	12,751
Hilton Grand Vacations Trust
2022-1D, B 144A 4.100%, 6/20/34(1)	1,419	1,404
2022-2A, C 144A 5.570%, 1/25/37(1)	423	424
2024-2A, A 144A 5.500%, 3/25/38(1)	5,054	5,148
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	808	787
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(1)	9,162	9,315
2025-A, B 144A 5.450%, 3/15/44(1)	1,170	1,179
Hotwire Funding LLC 2023-1A, A2 144A 5.687%, 5/20/53(1)	5,500	5,535
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(1)	10,819	10,723
2024-1A, A2 144A 5.636%, 2/15/55(1)	4,199	4,265
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(1)	10,385	9,952
	Par Value	Value

Other—continued
2024-1A, A 144A 5.530%, 6/21/32(1)	$ 6,000	$ 6,099
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	3,938	3,710
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	2,222	2,222
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(1)	774	738
2023-1A, B 144A 5.420%, 10/20/40(1)	3,430	3,466
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	2,901	2,596
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	9,226	8,936
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	403	402
2023-A, B 144A 6.830%, 6/17/30(1)	10,120	10,371
2024-A, A2 144A 5.150%, 12/15/31(1)	4,682	4,703
2025-A, B 144A 5.180%, 7/15/32(1)	2,500	2,516
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	2,000	2,033
2023-3A, B 144A 6.480%, 7/20/29(1)	4,444	4,520
2023-3A, C 144A 6.740%, 8/20/29(1)	4,818	4,940
2024-1A, B 144A 5.660%, 5/20/30(1)	3,845	3,898
2024-3A, B 144A 5.310%, 9/20/30(1)	6,131	6,223
2024-3A, C 144A 5.510%, 10/20/31(1)	5,000	5,094
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	6,312	6,402
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	10,570	10,589
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(1)	5,490	5,615
2025-1A, C 144A 5.490%, 7/20/32(1)	1,150	1,160
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	9,998	10,139
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	3,837	3,937
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(6)	7,055	7,066
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(1)	3,750	3,656
2024-SFR5, A 144A 3.000%, 8/9/29(1)	2,000	1,881

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(6)	$ 11,710	$ 11,887
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(6)	5,629	5,661
2024-CES3, A1A 144A 6.591%, 5/25/44(1)(6)	7,716	7,816
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(1)	7,030	7,112
Regional Management Issuance Trust
2022-1, A 144A 3.070%, 3/15/32(1)	3,728	3,699
2024-2, A 144A 5.110%, 12/15/33(1)	7,290	7,330
Sierra Timeshare Receivables Funding LLC 2024-2A, A 144A 5.140%, 6/20/41(1)	5,448	5,491
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	8,072	8,087
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.762%, 2/17/42(1)(6)	5,185	5,191
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	10,358	10,611
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(1)	9,920	9,994
2025-1A, A2 144A 5.036%, 3/25/55(1)	2,400	2,367
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	14,537	14,537
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	5,433	5,561
Towd Point Mortgage Trust
2020-MH1, M1 144A 2.750%, 2/25/60(1)(6)	3,525	3,341
2024-CES1, A1A 144A 5.848%, 1/25/64(1)(6)	3,531	3,544
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	6,455	6,560
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(1)	4,641	4,613
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	12,485	12,342
Triton Container Finance IX LLC 2025-1A, A 144A 5.430%, 6/20/50(1)	6,500	6,549
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	10,617	10,477
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(1)	4,901	4,939
2025-ST4, A 144A 5.495%, 8/16/32(1)	3,000	3,000
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	9,120	9,150
Upstart Securitization Trust 2025-2, A2 144A 5.220%, 6/20/35(1)(7)	8,240	8,254
	Par Value	Value

Other—continued
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(1)	$ 1,390	$ 1,397
Westgate Resorts LLC
2022-1A, B 144A 2.288%, 8/20/36(1)	927	922
2024-1A, A 144A 6.060%, 1/20/38(1)	4,512	4,572
Wingstop Funding LLC 2024-1A, A2 144A 5.858%, 12/5/54(1)	7,750	7,894
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	14,476	13,379
		595,479

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(1)	6,411	6,451
Total Asset-Backed Securities (Identified Cost $1,268,415)		1,269,950

Corporate Bonds and Notes—26.7%
Communication Services—1.3%
Altice France S.A.
144A 5.125%, 7/15/29(1)	4,885	4,037
144A 5.500%, 10/15/29(1)	3,970	3,291
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	1,585	1,617
144A 4.500%, 8/15/30(1)	3,370	3,213
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	4,880	4,642
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	8,930	8,901
IHS Holding Ltd.
144A 5.625%, 11/29/26(1)	786	768
144A 8.250%, 11/29/31(1)	1,100	1,110
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	9,365	9,343
Sprint Capital Corp. 6.875%, 11/15/28	7,965	8,551
Telesat Canada 144A 6.500%, 10/15/27(1)	2,485	920
T-Mobile USA, Inc. 3.875%, 4/15/30	4,680	4,545
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,440	7,420
		58,358

Consumer Discretionary—1.8%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	8,325	8,408
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(1)	8,000	7,834
Clarios Global LP 144A 6.750%, 2/15/30(1)	225	234

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
DR Horton, Inc. 4.850%, 10/15/30	$ 9,090	$ 9,170
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,364
6.800%, 5/12/28	2,130	2,201
6.054%, 11/5/31	905	900
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	10,087	9,719
Newell Brands, Inc. 6.375%, 9/15/27	9,261	9,385
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	4,225	4,316
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	4,765	4,781
Prosus N.V. 144A 3.061%, 7/13/31(1)	1,826	1,616
Sodexo, Inc. 144A 5.150%, 8/15/30(1)	4,520	4,592
Tractor Supply Co. 1.750%, 11/1/30	10,720	9,297
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,895	2,804
		80,621

Consumer Staples—0.8%
Coty, Inc. 144A 6.625%, 7/15/30(1)	6,940	7,099
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	7,415	6,733
Mars, Inc. 144A 4.800%, 3/1/30(1)	4,165	4,220
Philip Morris International, Inc. 4.625%, 11/1/29	6,190	6,248
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	3,350	3,443
144A 6.375%, 3/1/33(1)	3,940	3,976
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	4,820	4,853
		36,572

Energy—3.2%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	1,824	1,810
Azule Energy Finance plc 144A 8.125%, 1/23/30(1)	1,000	985
BP Capital Markets plc 4.875% (8)	12,135	12,009
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	2,370	2,460
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	2,340	2,396
144A 8.750%, 7/1/31(1)	3,300	3,337
Ecopetrol S.A. 8.625%, 1/19/29	3,727	3,937
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,774
	Par Value	Value

Energy—continued
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(1)(3)	$ 1,654	$ 1,573
144A, RegS 5.875%, 3/30/31(1)(3)	769	710
Energy Transfer LP
8.000%, 5/15/54	1,270	1,351
Series G 7.125%(8)	3,600	3,667
EQT Corp.
144A 7.500%, 6/1/27(1)	90	92
144A 6.375%, 4/1/29(1)	1,795	1,852
Genesis Energy LP 8.875%, 4/15/30	7,095	7,533
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	3,894	2,961
HF Sinclair Corp. 5.750%, 1/15/31	6,610	6,769
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,315	4,195
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(1)	2,505	2,514
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	4,384	4,450
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(1)(3)	2,558	2,539
144A, RegS 6.750%, 6/30/30(1)(3)	2,000	1,970
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	9,080	8,966
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	10,665	10,611
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	6,190	6,303
Occidental Petroleum Corp. 5.200%, 8/1/29	5,760	5,778
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(2)(3)	14,050	1,774
Petroleos Mexicanos
6.500%, 3/13/27	5,601	5,562
5.350%, 2/12/28	4,409	4,236
8.750%, 6/2/29	2,706	2,797
6.840%, 1/23/30	2,993	2,888
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	4,535	4,357
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	4,033	3,707
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	1,675	1,739
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	2,835	2,906
Var Energi ASA 144A 5.875%, 5/22/30(1)	4,410	4,518
YPF S.A. 144A 6.950%, 7/21/27(1)	2,358	2,342
		147,368

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—10.7%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	$ 1,846	$ 1,822
AerCap Ireland Capital DAC
6.450%, 4/15/27	2,365	2,442
6.950%, 3/10/55	4,340	4,510
6.500%, 1/31/56	3,660	3,666
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	4,500	4,575
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.526%, 8/15/53(6)	7,635	7,632
Ally Financial, Inc.
5.737%, 5/15/29	905	921
5.543%, 1/17/31	6,185	6,272
American Express Co.
5.085%, 1/30/31	1,910	1,955
(SOFR + 0.750%) 5.102%, 4/23/27(5)(6)	4,370	4,386
(SOFR + 0.930%) 5.285%, 7/26/28(6)	897	901
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(1)	1,600	1,520
144A 5.750%, 11/15/29(1)	4,805	4,919
144A 5.375%, 5/30/30(1)	1,765	1,796
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	1,230	1,230
144A 6.450%, 7/30/35(1)	928	946
RegS 3.125%, 7/1/30(3)	1,928	1,928
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(8)	3,299	3,483
Banco Mercantil del Norte S.A. 144A 5.875% (1)(5)(8)	6,492	6,338
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	3,220	2,989
Bank of America Corp.
1.734%, 7/22/27	9,930	9,652
2.551%, 2/4/28	6,080	5,909
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	12,119	12,086
Barclays plc
7.325%, 11/2/26	3,430	3,458
7.385%, 11/2/28	3,215	3,413
Blackstone Private Credit Fund 5.950%, 7/16/29	5,345	5,446
Block, Inc. 6.500%, 5/15/32	3,495	3,606
Blue Owl Credit Income Corp. 6.650%, 3/15/31	2,435	2,504
BPCE S.A. 144A 5.975%, 1/18/27(1)	6,390	6,433
Capital Power U.S. Holdings, Inc. 144A 5.257%, 6/1/28(1)	2,800	2,838
CBQ Finance Ltd. RegS 5.375%, 3/28/29(3)	2,646	2,708
Charles Schwab Corp. (The) Series H 4.000% (8)	6,721	6,235
	Par Value	Value

Financials—continued
Citadel Securities Global Holdings LLC 144A 5.500%, 6/18/30(1)	$ 1,290	$ 1,305
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,020
(SOFR + 1.280%) 5.658%, 2/24/28(6)	8,147	8,207
Series X 3.875%(8)	9,370	9,241
Citizens Financial Group, Inc. 5.841%, 1/23/30	4,566	4,729
CK Hutchison International 23 Ltd. 144A 4.750%, 4/21/28(1)	1,555	1,568
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(1)	2,166	2,201
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,220
DAE Funding LLC 144A 3.375%, 3/20/28(1)	4,748	4,545
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,722
6.819%, 11/20/29	1,700	1,813
4.999%, 9/11/30	6,780	6,831
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	15,704
F&G Annuities & Life, Inc. 6.500%, 6/4/29	7,300	7,527
Fifth Third Bancorp
4.055%, 4/25/28	2,565	2,548
4.895%, 9/6/30	1,963	1,985
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(3)	1,267	1,304
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	315	317
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	6,515	6,808
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	2,000	2,082
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	13,415	13,399
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	1,985	2,010
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	2,273	2,368
HTA Group Ltd. 144A 7.500%, 6/4/29(1)	1,529	1,560
Huntington Bancshares, Inc.
6.208%, 8/21/29	3,920	4,113
5.272%, 1/15/31	805	825
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	6,685	6,892
Israel Discount Bank Ltd. 144A, RegS 5.375%, 1/26/28(1)(3)	2,619	2,620
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	9,930	10,017
JPMorgan Chase & Co.
1.578%, 4/22/27	4,820	4,708
4.323%, 4/26/28	5,930	5,924

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
(SOFR + 1.180%) 5.558%, 2/24/28(6)	$ 13,015	$ 13,125
KeyCorp 5.121%, 4/4/31	8,900	9,006
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	7,870	7,759
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	9,360	9,115
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	1,779	1,669
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	5,280	4,718
MetLife, Inc. Series G 3.850% (8)	6,910	6,874
Minejesa Capital B.V. 144A 4.625%, 8/10/30(1)	1,900	1,857
Morgan Stanley
2.475%, 1/21/28	10,911	10,591
3.591%, 7/22/28(6)	1,730	1,700
3.772%, 1/24/29	6,000	5,914
Movida Europe S.A. 144A 7.850%, 4/11/29(1)(5)	2,365	2,184
MSCI, Inc. 144A 3.625%, 9/1/30(1)	10,189	9,557
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	10,100	10,314
OneMain Finance Corp.
6.625%, 1/15/28	1,790	1,848
6.750%, 3/15/32	3,405	3,469
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	635	660
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	8,965	9,200
QXO Building Products, Inc. 144A 6.750%, 4/30/32(1)	160	165
RGA Global Funding
144A 5.448%, 5/24/29(1)	4,431	4,571
144A 5.250%, 1/9/30(1)	2,230	2,288
Rio Tinto Finance USA plc 5.000%, 3/14/32	4,794	4,878
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	1,585	1,615
Sasol Financing USA LLC 4.375%, 9/18/26	1,608	1,576
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	6,240	6,385
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(1)	8,560	8,588
Standard Chartered plc 144A 6.301%, 1/9/29(1)	1,475	1,532
State Street Corp. Series I 6.700% (8)	5,155	5,383
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(1)	6,825	6,886
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	5,309
Toronto-Dominion Bank (The) 8.125%, 10/31/82	7,920	8,272
	Par Value	Value

Financials—continued
Truist Bank 4.632%, 9/17/29	$ 6,950	$ 6,868
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,803
U.S. Bancorp 5.046%, 2/12/31	6,665	6,785
UBS AG 5.650%, 9/11/28	6,700	6,977
UBS Group AG 144A 9.250% (1)(8)	4,345	4,742
United Overseas Bank Ltd. 144A 2.000%, 10/14/31(1)	1,645	1,592
Wells Fargo & Co.
6.850%(8)	4,485	4,713
3.526%, 3/24/28	9,000	8,875
6.303%, 10/23/29	900	951
		494,946

Health Care—1.6%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	10,130	8,983
CVS Health Corp. 7.000%, 3/10/55	5,610	5,786
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	11,964
HCA, Inc. 5.450%, 4/1/31	9,197	9,483
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,376
6.250%, 2/1/29	2,095	2,190
144A 6.250%, 6/1/32(1)	1,425	1,462
Medline Borrower LP 144A 6.250%, 4/1/29(1)	1,590	1,633
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,731
5.150%, 9/2/29	4,455	4,546
Smith & Nephew plc 2.032%, 10/14/30	10,625	9,306
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	2,132	2,085
4.750%, 5/9/27	707	703
Universal Health Services, Inc. 1.650%, 9/1/26	10,250	9,896
Viatris, Inc. 144A 2.300%, 6/22/27(1)	—(9)	—(9)
		75,144

Industrials—1.9%
Adani Ports & Special Economic Zone Ltd.
144A 4.000%, 7/30/27(1)	1,800	1,735
144A 4.375%, 7/3/29(1)	500	468
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	9,431	9,437
Aviation Capital Group LLC 144A 5.375%, 7/15/29(1)	6,235	6,349

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Industrials—continued
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	$ 6,086	$ 5,852
Boeing Co. (The)
6.259%, 5/1/27	3,670	3,776
6.388%, 5/1/31	1,720	1,849
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	8,391	7,558
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	6,060	5,614
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	10,019	9,053
DP World Salaam RegS 6.000% (3)(8)	1,347	1,346
Georgian Railway JSC 144A 4.000%, 6/17/28(1)	3,065	2,751
Herc Holdings, Inc. 144A 7.000%, 6/15/30(1)	1,060	1,107
Hexcel Corp. 4.200%, 2/15/27	10,770	10,668
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	6,200	5,772
Icahn Enterprises LP 6.250%, 5/15/26	1,266	1,257
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	965	992
Regal Rexnord Corp.
6.050%, 2/15/26	2,680	2,696
6.050%, 4/15/28	1,990	2,051
6.300%, 2/15/30	4,698	4,921
		85,252

Information Technology—1.0%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)(5)	11,502	11,049
Broadcom, Inc. 4.350%, 2/15/30	8,220	8,189
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	4,450	4,613
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	1,440	1,433
144A 6.500%, 10/15/28(1)	2,165	2,154
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,881
Oracle Corp. 6.250%, 11/9/32	2,965	3,209
TSMC Global Ltd. 144A 1.375%, 9/28/30(1)	1,884	1,620
Vontier Corp. 2.400%, 4/1/28	8,630	8,107
		47,255

Materials—1.8%
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	10,485	10,494
Berry Global, Inc. 5.800%, 6/15/31	7,775	8,170
	Par Value	Value

Materials—continued
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(1)(5)	$ 6,104	$ 5,241
Corp. Nacional del Cobre de Chile 144A 3.150%, 1/14/30(1)	5,969	5,538
First Quantum Minerals Ltd. 144A 6.875%, 10/15/27(1)	1,773	1,766
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	6,535	6,617
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	5,995	6,078
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	4,825	4,790
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,120	3,098
OCP S.A. 144A 3.750%, 6/23/31(1)	3,470	3,113
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	9,178	8,930
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	8,006	8,155
Sonoco Products Co. 4.600%, 9/1/29	7,710	7,692
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,266
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	1,509	1,575
		83,523

Real Estate—0.4%
EPR Properties 4.950%, 4/15/28	9,545	9,526
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	3,662	2,642
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(3)	1,430	1,417
VICI Properties LP
144A 4.500%, 1/15/28(1)	1,710	1,701
144A 4.625%, 12/1/29(1)	3,420	3,360
		18,646

Utilities—2.2%
Abu Dhabi National Energy Co. PJSC 144A 4.375%, 1/24/29(1)	1,786	1,776
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(3)	1,000	893
AES Corp. (The) 7.600%, 1/15/55	4,075	4,196
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(4)	4,565	4,589
American Electric Power Co., Inc. 5.699%, 8/15/25	7,645	7,651
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	7,110	7,324
Enel Finance International N.V. 144A 5.125%, 6/26/29(1)	3,560	3,626
Entergy Corp. 7.125%, 12/1/54	8,775	9,079

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(1)	$ 1,563	$ 1,637
Ferrellgas LP
144A 5.375%, 4/1/26(1)	7,310	7,241
144A 5.875%, 4/1/29(1)	1,500	1,388
Lightning Power LLC 144A 7.250%, 8/15/32(1)	335	353
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(1)	900	889
NiSource, Inc. 6.950%, 11/30/54	5,370	5,590
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(1)	10,118	10,305
Puget Energy, Inc. 2.379%, 6/15/28	7,558	7,134
Southern California Edison Co. 5.450%, 6/1/31	6,715	6,832
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,391
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	450	482
144A 6.500%, 1/15/34(1)	875	875
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	7,035	7,355
		102,606

Total Corporate Bonds and Notes (Identified Cost $1,220,753)		1,230,291

Leveraged Loans—7.2%
Aerospace—0.4%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.522%, 4/20/28(6)	3,230	3,205
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(6)	5,054	5,055
Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(6)	1,923	1,923
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 7.079%, 1/27/32(6)	3,247	3,250
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.796%, 2/28/31(6)	4,355	4,363
		17,796

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/18/30(6)	4,943	4,729
	Par Value	Value

Chemicals—continued
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 12/31/29(6)	$ 2,676	$ 2,682
		7,411

Consumer Durables—0.0%
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(6)(10)	1,260	1,266
Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.321%, 3/13/32(6)	1,965	1,967
Energy—0.5%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.256%, 10/15/31(6)	4,479	4,489
Freeport LNG Investments LLP 2025, Tranche B (1 month Term SOFR + 3.250%) 7.522%, 12/21/28(6)	2,545	2,543
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.277%, 10/4/30(6)	3,746	3,750
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.314%, 2/5/30(6)	1,581	1,581
Hunterstown Generation LLC (3 month Term SOFR + 3.500% - 3 month PRIME + 2.500%) 7.796% - 10.000%, 11/6/31(6)	3,677	3,669
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.572%, 10/5/28(6)	4,145	4,141
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(2)(7)(11)	66	—
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.250%) 7.546%, 8/29/31(6)	894	897
Tranche C (3 month Term SOFR + 3.250%) 7.546%, 8/29/31(6)	57	58
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.562%, 3/3/31(6)	2,243	2,243
		23,371

Financials—0.3%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.327%, 11/6/30(6)	3,584	3,571
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(6)	4,389	4,405
HUB International Ltd. 2025 (3 month Term SOFR + 2.497%) 6.769%, 6/20/30(6)	3,799	3,809

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.046%, 5/6/31(6)	$ 2,560	$ 2,560
		14,345

Food / Tobacco—0.5%
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.210%, 8/2/28(6)	5,061	810
(3 month Term SOFR + 8.150%) 12.474%, 8/2/28(6)	2,582	2,317
(3-6 month Term SOFR + 4.400%) 8.710% - 8.724%, 8/2/28(6)	2,198	1,209
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.237%, 9/17/31(6)	4,544	4,490
JBT Marel Corp. (1 month Term SOFR + 2.100%) 6.427%, 1/2/32(6)	3,352	3,360
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(6)	4,475	4,464
Sazerac Co., Inc. Tranche B 0.000%, 6/26/32(6)(10)	2,275	2,272
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.546%, 3/31/28(6)	3,903	3,915
		22,837

Forest Prod / Containers—0.2%
Clydesdale Acquisition Holdings, Inc.
(1 month Term SOFR + 3.250%) 7.577%, 4/1/32(6)	2	2
2025, Tranche B (1 month Term SOFR + 3.250%) 7.577%, 4/1/32(6)	3,364	3,349
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.322% - 7.324%, 4/15/27(6)	2,640	2,639
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.691%, 3/3/28(6)	3,274	3,268
		9,258

Gaming / Leisure—0.8%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.577%, 2/6/30(6)	2,743	2,737
Entain plc Tranche B-3 (6 month Term SOFR + 2.850%) 7.016%, 10/31/29(6)	3,468	3,478
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.046%, 11/30/30(6)	4,582	4,565
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.535%, 11/5/31(6)	4,924	4,934
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.546%, 8/1/30(6)	4,584	4,534
	Par Value	Value

Gaming / Leisure—continued
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.191%, 3/13/28(6)	$ 5,866	$ 5,759
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.285%, 4/4/29(6)	3,003	2,999
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.564%, 4/14/29(6)	3,160	3,158
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.571%, 11/21/31(6)	4,450	4,465
		36,629

Health Care—0.5%
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.333%, 9/29/28(6)	3,684	3,695
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.577%, 10/23/28(6)	4,672	4,674
Opal U.S. LLC Tranche B-2 0.000%, 4/28/32(6)(10)	2,865	2,875
PAREXEL International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.827%, 11/15/28(6)	4,087	4,087
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.827%, 2/21/31(6)	4,304	4,315
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 12/3/31(6)	3,826	3,833
		23,479

Housing—0.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 12/17/31(6)	2,487	2,492
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/19/29(6)	5,405	5,401
QXO Building Products, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.296%, 4/30/32(6)	312	313
		8,206

Information Technology—0.4%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 2.500%) 6.796%, 2/24/31(6)	3,319	3,332
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.296%, 1/31/31(6)	5,095	5,106
Icon Parent I, Inc. (6 month Term SOFR + 3.000%) 7.205%, 11/13/31(6)	1,182	1,183
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.327%, 1/31/31(6)	4,238	4,231

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
UKG, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.311%, 2/10/31(6)	$ 5,192	$ 5,210
		19,062

Manufacturing—0.5%
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.788%, 3/15/30(6)	4,165	4,169
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(6)	5,144	5,157
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.077%, 6/4/31(6)	3,954	3,951
Madison IAQ LLC 2025 (3 month Term SOFR + 3.250%) 7.510%, 5/6/32(6)	4,470	4,479
Terex Corp. (1 month Term SOFR + 2.000%) 6.327%, 10/8/31(6)	4,175	4,195
		21,951

Media / Telecom - Broadcasting—0.2%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 3/24/32(6)	1,980	1,981
Nexstar Media, Inc. Tranche B 0.000%, 6/24/32(6)(10)	4,235	4,224
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(6)	4,572	4,473
		10,678

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.548%, 12/15/31(6)	4,203	4,208
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(6)	4,148	4,135
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.812%, 1/18/28(6)	4,474	4,407
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(6)	5,045	4,997
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.557%, 11/12/27(6)	4,323	4,302
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(6)	4,635	4,571
		26,620

	Par Value	Value

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.780%, 10/30/30(6)	$ 2,045	$ 2,057
Formula One Management Ltd.
0.000%, 9/30/31(6)(10)	1,528	1,529
Tranche B-1 (3 month Term SOFR + 2.000%) 6.296%, 9/19/31(6)	3,057	3,057
		6,643

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.077%, 11/22/28(6)	4,711	4,712
Numericable U.S. LLC Tranche B-12 (3 month PRIME + 2.688%) 10.188%, 1/31/26	1,377	1,204
		5,916

Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.077%, 8/18/30(6)	1,209	1,206
Retail—0.2%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.577%, 6/11/31(6)	2,412	2,358
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.796%, 10/26/30(6)	2,923	2,939
PetsMart LLC (1 month Term SOFR + 3.850%) 8.177%, 2/11/28(6)	4,682	4,624
		9,921

Service—0.8%
AlixPartners LLP (1 month Term SOFR + 2.614%) 6.941%, 2/4/28(6)	5,190	5,207
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.577%, 9/29/31(6)	4,254	4,244
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.280%, 4/20/29(6)	2,910	2,904
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 7.077%, 1/31/31(6)	4,891	4,835
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/17/32(6)	1,165	1,170
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(6)	4,010	3,959
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.441%, 1/21/28(6)	3,751	3,770

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.320%, 10/13/30(6)	$ 4,337	$ 4,337
TransUnion Intermediate Holdings, Inc. Tranche B-9 (1 month Term SOFR + 1.750%) 6.077%, 6/24/31(6)	4,296	4,298
		34,724

Transportation - Automotive—0.2%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.049%, 10/16/31(6)	5,047	5,064
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.827%, 5/6/30(6)	5,047	5,028
		10,092

Utilities—0.4%
Astoria Energy LLC Tranche B 0.000%, 6/16/32(6)(10)	2,690	2,690
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.077%, 1/31/31(6)	4,540	4,537
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(6)(10)	4,780	4,802
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.574%, 1/27/31(6)	4,318	4,318
		16,347

Total Leveraged Loans (Identified Cost $333,714)		329,725

	Shares
Affiliated Exchange-Traded Funds—1.0%
Financials—1.0%
Virtus Newfleet ABS/MBS ETF(12)(13)	929,000	22,807
Virtus Newfleet Short Duration High Yield Bond ETF(12)(13)	1,031,000	22,522
		45,329

Total Affiliated Exchange-Traded Funds (Identified Cost $45,208)		45,329

Total Long-Term Investments—99.0% (Identified Cost $4,572,041)		4,565,058

	Shares	Value

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(13)(14)	17,746,798	$ 17,747
Total Securities Lending Collateral (Identified Cost $17,747)		17,747

TOTAL INVESTMENTS—99.4% (Identified Cost $4,589,788)		$4,582,805
Other assets and liabilities, net—0.6%		28,449
NET ASSETS—100.0%		$4,611,254

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $2,762,465 or 59.9% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2025.
(5)	All or a portion of security is on loan.
(6)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	No contractual maturity date.
(9)	Amount is less than $500 (not in thousands).
(10)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
(11)	At June 30, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(12)	Affiliated investment.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	88%
United Kingdom	2
Canada	1
Mexico	1
Cayman Islands	1
Ireland	1
France	1
Other	5
Total	100%
† % of total investments as of June 30, 2025.
As of June 30, 2025, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc., 4/01/32	$57	$57	$57	$—(1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$366,575	$—	$366,575	$—
Foreign Government Securities	194,049	—	194,049	—
Mortgage-Backed Securities	1,129,139	—	1,129,139	—
Asset-Backed Securities	1,269,950	—	1,261,696	8,254
Corporate Bonds and Notes	1,230,291	—	1,230,291	—
Leveraged Loans	329,725	—	329,725	—(1)
Affiliated Exchange-Traded Funds	45,329	45,329	—	—
Securities Lending Collateral	17,747	17,747	—	—
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitment*	—	—	—(2)	—
Total Investments	$4,582,805	$63,076	$4,511,475	$8,254

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.